Financial instruments - Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 USD ($)
Private warrants | Level 3
Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Fair value			$ 2,600
Significant unobservable input	0.388	0.366
Private warrants | +5%
Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value			604
Private warrants | -5%
Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value			201
Private warrants in escrow | Level 3
Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Fair value			439
Significant unobservable input	0.388	0.375
Private warrants in escrow | +5%
Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value			105
Private warrants in escrow | -5%
Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value			35
Shares held in escrow | Level 3
Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Fair value			28,877
Significant unobservable input	0.440	0.365
Shares held in escrow | +5%
Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value			31,922
Shares held in escrow | -5%
Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position [Line Items]
Sensitivity of significant unobservable input to fair value			$ 25,245